Analysis of performance by segment - Other investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of operating segments
Realised gains on available-for-sale securities, including impairment previously recognised in other comprehensive income	$ 185	$ 15	$ (33)
Realised (losses) on loans	(3)	(1)	(4)
Dividends	1,000	740	884
Other investment (loss) income	(218)	81	41
Other investment return	44,948	(13,327)	31,599
Realized gains and losses on investments recognised in the income statement	(2,000)	2,500	(1,700)
Securities
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	49,809	(14,867)	33,651
Derivatives
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	$ (5,825)	$ 705	$ (2,940)